Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Benefit (Expense)
Income tax expense from continuing operations consists of the following (in thousands):

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$—	$—	$(76)
State	72	57	94
Non-U.S.	321	3	4
Total current expense	393	60	22
Deferred:
Federal	—	—	—
State	—	—	—
Non-U.S.	(181)	—	—
Total deferred expense	(181)	—	—
Total income tax expense	$212	$60	$22

Reconciliation of Income Tax Expense (Benefit) at Statutory Federal Income Tax Rate
The following table reconciles the federal statutory income rate to the Company's effective income tax rate:

	Year Ended December 31,
	2015	2014	2013
Tax at U.S. statutory rate	34.00%	34.00%	34.00%
Changes from statutory rate:
State taxes, net of federal benefit	3.06	1.56	(8.28)
Tax credits	1.51	1.36	5.28
Permanent items	(2.09)	(1.32)	(5.79)
Change in valuation allowance	(37.11)	(32.13)	(24.82)
Other	0.28	(3.60)	(0.44)
Effective income tax rate	(0.35)%	(0.13)%	(0.05)%

Components of Company's Deferred Tax Assets (Liabilities)
Significant components of the Company’s deferred tax assets (liabilities) related to continuing operations consists of the following (in thousands):

	As of December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$172,815	$159,840
Start up expenditures	1,168	1,416
Tax credits	8,173	6,968
Provision for bad debts	1,724	1,809
Depreciation and amortization	2,472	905
Other	13,022	7,600
Total deferred tax assets	$199,374	$178,538
Deferred tax liabilities:
Prepaids	$(1,249)	$(935)
Amortization of debt discount	(9,503)	(11,947)
Goodwill	(383)	(304)
Total deferred tax liabilities	$(11,135)	$(13,186)
Valuation allowance	$(188,442)	$(165,656)
Net deferred tax liabilities	$(203)	$(304)